RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Restatement Of Previously Issued Consolidated Financial Statements
Schedule of Consolidated Balance Sheets

Consolidated Balance Sheets:

ASSETS	December 31, 2020
	As Reported	Adjustments	As Restated

Contract assets	$41,573	$5,506	$47,079
Total current assets	233,406	5,506	238,912
Long-term contract assets	-	12,880	12,880
Total long-term assets	38,678	12,880	51,558
Total assets	$393,806	$18,386	$412,192

LIABILITIES AND SHAREHOLDERS' EQUITY

	December 31, 2020
	As Reported	Adjustments	As Restated

Accrued expenses	$46,387	$3,495	$49,882
Advances from customers and deferred revenues	26,244	(2,039)	24,205
Total current liabilities	147,354	1,456	148,810
Long-term advances from customers	1,890	348	2,238
Total long-term liabilities	12,642	348	12,990
Accumulated deficit	(691,446)	16,582	(674,864)
Total shareholders' equity	233,810	16,582	250,392
Total liabilities and shareholders' equity	$393,806	$18,386	$412,192

Schedule of Consolidated Statements of income

Consolidated Statements of Income:

	Year ended December 31, 2020
	As Reported	Adjustments	As Restated
Revenues:
Products	$94,010	$425	$94,435
Services	71,875	(175)	71,700
Total revenues	165,885	250	166,135

Cost of revenues:
Products	84,300	85	84,385
Services	40,370	-	40,370
Total cost of revenues	124,670	85	124,755

Gross profit	41,215	165	41,380
Operating income	37,611	165	37,776
Income before taxes on income	35,704	165	35,869
Net income	$34,911	$165	$35,076

*) Adjustment for total basic and diluted earnings per share is lower than $0.01

	Year ended December 31, 2019
	As Reported	Adjustments	As Restated
Revenues:
Products	$185,721	$(6,036)	$179,685
Services	77,771	(122)	77,649
Total revenues	263,492	(6,158)	257,334

Cost of revenues:
Products	122,071	(6,478)	115,593
Services	45,544	-	45,544
Total cost of revenues	167,615	(6,478)	161,137

Gross profit	95,877	320	96,197
Operating income	25,572	320	25,892
Income before taxes on income	22,955	320	23,275
Net income	$36,538	$320	$36,858
Total earnings per share:
Basic	$0.66	$0.01	$0.67
Diluted	$0.65	$0.01	$0.66

Schedule of Comprehensive Income

Consolidated Statements of Comprehensive Income:

	Year ended December 31, 2020
	As Reported	Adjustments	As Restated
Net income	$34,911	$165	$35,076
Comprehensive income	$33,942	$165	$34,107

	Year ended December 31, 2019
	As Reported	Adjustments	As Restated
Net income	$36,538	$320	$36,858
Comprehensive income	$36,870	$320	$37,190

Schedule of Restated segments information

Restated segments information

Terrestrial Infrastructure Projects

	Year ended December 31, 2020			Year ended December 31, 2019
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
Revenues	$19,045	$425	$19,470	$31,562	$(6,035)	$25,527
Cost of revenues	25,003	85	25,088	34,314	(6,478)	27,836
Gross loss	(5,958)	340	(5,618)	(2,752)	443	(2,309)
Operating loss	$(7,534)	$340	$(7,194)	$(4,122)	$443	$(3,679)

Fixed Networks

	Year ended December 31, 2020			Year ended December 31, 2019
	As Reported	Adjustments	As Restated	As Reported	Adjustments	As Restated
Revenues	$92,671	$(175)	$92,496	$127,265	$(123)	$127,142
Cost of revenues	61,939	-	61,939	80,038	-	80,038
Gross profit	30,732	(175)	30,557	47,227	(123)	47,104
Operating profit	$2,474	$(175)	$2,299	$10,074	$(123)	$9,951